Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 16, 2012	Jun. 30, 2011
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	CMXI
Entity Registrant Name	CYTOMEDIX INC
Entity Central Index Key	0001091596
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		70,644,027
Entity Public Float			$ 11,500,000